Investment Securities, Held-to-maturity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	$ 27,551	$ 45,490
Gross Unrecognized Gains	1,150	2,036
Gross Unrecognized Losses	0	0
Fair Value	28,701	47,526
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	27,551	35,500
Gross Unrecognized Gains	1,150	1,736
Gross Unrecognized Losses	0	0
Fair Value	28,701	37,236
Corporate Bonds [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	0	9,990
Gross Unrecognized Gains	0	300
Gross Unrecognized Losses	0	0
Fair Value	$ 0	$ 10,290